Related Party Transactions - Summary of Connected Transactions with Unicom Group and its Subsidiaries (Parenthetical) (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Connected Transactions With Unicom Group And Its Subsidiaries [Member]
Disclosure of transactions between related parties [Line Items]
Rental charge paid	¥ 6,650
China United Network Communications Group Company Limited [member]
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan	¥ 200,000
Unsecured entrusted loan interest rate	90.00%
Notes maturity period	1 year